As filed with the Securities and Exchange Commission on March 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2006 (Unaudited)
Alpine Dynamic Balance Fund

Shares		Value
Common Stocks - 78.8%
Commercial Products & Services - 12.2%
26,000	AMETEK, Inc.	$1,069,640
43,000	Autoliv, Inc.	2,106,570
10,000	Certegy, Inc.	434,500
14,290	Eagle Materials, Inc. - Class B	2,312,122
5,443	Eagle Materials, Inc.	886,610
300	Hubbell, Incorporated - Class A	12,225
6,500	Hubbell, Incorporated - Class B	292,175
21,500	ITC Holdings Corp.	584,800
32,500	McGrath Rentcorp	1,054,950
15,500	PACCAR, Inc.	1,078,800
30,000	Ryder System, Inc.	1,341,000
20,000	W.W. Grainger, Inc.	1,418,600
		12,591,992
Commercial Services - 0.1%
5,000	PHH Corporation (a)	144,050
Construction - Services - 0.1%
2,000	H & E Equipment Services, Inc. (a)	46,200
Consumer Products & Services - 4.1%
5,000	Alberto-Culver Co.	221,500
25,000	The Black & Decker Corporation	2,157,500
15,000	Briggs & Stratton Corporation	521,850
23,000	The Procter & Gamble Company	1,362,290
		4,263,140
Energy/Oil/Gas - 3.0%
4,000	Amerada Hess Corp.	619,200
15,000	Chevron Corporation	890,700
10,000	Murphy Oil Corporation	570,000
16,000	Penn Virginia Corporation	1,046,720
		3,126,620
Financial - Banks - 8.2%
11,730	Arrow Financial Corporation	318,235
18,000	Bancorp Rhode Island, Inc.	621,000
6,000	Bancshares of Florida, Inc. (a)	120,900
23,041	Bank of America Corporation	1,019,104
8,000	Comerica Incorporated	443,760
45,000	Doral Financial Corp. (b)	489,150
20,000	Golden West Financial Corporation	1,412,400
10,000	Hudson United Bancorp	416,500
31,500	New York Community Bancorp, Inc.	537,390
25,500	North Fork Bancorporation, Inc.	655,860
8,000	PNC Financial Services Group	518,880
5,500	Rurban Financial Corp.	69,795
5,871	Southside Bancshares, Inc.	121,412
20,000	Sovereign Bancorp, Inc.	436,000
15,000	Susquehanna Bancshares, Inc.	362,100
20,000	Webster Financial Corporation	942,000
		8,484,486
Financial Services - 10.4%
10,000	Ambac Financial Group, Inc.	768,100
26,000	American International Group, Inc.	1,701,960
4,000	The Chubb Corporation	377,400
10,000	Countrywide Financial Corporation	334,400
10,000	Fannie Mae	579,400
10,000	Fidelity National Financial, Inc.	394,700
13,000	The Goldman Sachs Group, Inc.	1,836,250
40,000	J.P. Morgan Chase & Co.	1,590,000
8,000	The Student Loan Corporation	1,752,000
30,000	Temple-Inland Inc.	1,407,000
		10,741,210
Food & Staples Retailing - 1.9%
40,000	Albertson's, Inc.	1,006,000
35,000	CVS Corp.	971,600
		1,977,600
Gas Utilities - 0.3%
10,000	Suburban Propane Partners LP	283,200
Homebuilders - 9.4%
30,000	Hovnanian Enterprises, Inc. - Class A (a)	1,452,600
28,000	Lennar Corporation - Class A	1,751,680
7,150	M.D.C. Holdings, Inc.	453,667
50,000	Pulte Homes, Inc.	1,995,000
12,000	The Ryland Group, Inc.	868,320
51,400	Standard-Pacific Corp.	1,999,460
35,000	Toll Brothers, Inc. (a)	1,190,000
		9,710,727
Industrial Conglomerate - 1.4%
20,000	3M Co.	1,455,000
Insurance - 0.3%
5,000	ACE Ltd.	273,750
1,750	Fidelity National Title Group, Inc.	42,665
		316,415
IT Services - 0.7%
15,000	First Data Corp.	676,500
Leisure Equipment & Products - 0.4%
10,000	Brunswick Corp.	375,900
Medical Instruments - 1.4%
12,200	Beckman Coulter, Inc.	726,510
10,000	Guidant Corporation	736,000
		1,462,510
Metals & Mining - 3.7%
37,000	CONSOL Energy Inc.	2,697,300
7,000	Phelps Dodge Corp.	1,123,500
		3,820,800
Pharmaceuticals - 3.0%
27,000	Johnson & Johnson	1,553,580
25,000	Pfizer Inc.	642,000
20,000	Wyeth	925,000
		3,120,580
Real Estate Investment Trusts - 8.7%
15,000	Boston Properties, Inc.	1,173,900
10,000	Developers Diversified Realty Corporation	492,600
60,000	DiamondRock Hospitality Company	780,000
20,000	General Growth Properties, Inc.	1,032,000
55,000	Impac Mortgage Holdings, Inc.	480,700
10,000	Mack-Cali Realty Corporation	447,200
45,000	Origen Financial, Inc.	310,950
23,000	Simon Property Group, Inc.	1,905,320
80,000	Sunstone Hotel Investors, Inc.	2,360,000
		8,982,670
Restaurants - 0.2%
5,000	Chipotle Mexican Grill, Inc. (a)	237,600
Retail - 2.3%
20,000	Ethan Allen Interiors, Inc.	850,200
10,000	Home Depot, Inc.	405,500
20,000	J.C. Penney Company, Inc.	1,116,000
		2,371,700
Transportation - 1.3%
15,000	Union Pacific Corporation	1,326,900
Transportation Services - 2.5%
25,000	FedEx Corp.	2,528,750
Utilities - 3.2%
61,000	Allegheny Energy, Inc. (a)	2,122,190
10,000	FPL Group, Inc.	417,900
15,600	SJW Corp.	795,600
		3,335,690
	Total Common Stocks	$81,380,240
Bonds & Notes - 16.3%
U.S. Government Obligations - 16.3%
2,000,000	7.250%, 05/15/2016	$2,429,688
2,000,000	6.250%, 08/15/2023	2,355,002
4,000,000	6.000%, 02/15/2026	4,643,596
5,000,000	5.250%, 11/15/2028	5,361,135
2,000,000	5.000%, 08/15/2011	2,049,298
	Total Bonds and Notes	16,838,719
Short-Term Investments - 4.3%
4,400,019	Alpine Municipal Money Market Fund	$4,400,019
7,968	Fidelity Institutional Government Portfolio	7,968
	Total Short-Term Investments	4,407,987
	Total Investments (Cost $84,969,778) - 99.4%	102,626,946
	Other Assets in Excess of Liabilities - 0.6%	589,114
	TOTAL NET ASSETS - 100.0%	$103,216,060

(a)	Non-income producing securities
(b)	Foreign security which trades on U.S. exchange

Alpine Dynamic Dividend Fund
Schedule of Investments (Unaudited)
January 31, 2006

Shares/Par Value		Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.3%
20,000	United Technologies Corp.	$1,167,400
Banks & Financial Services - 7.8%
59,000	Bank of America Corporation	2,609,570
50,000	Bank of Ireland (c)	857,900
163,673	CapitalSource, Inc.	3,594,259
47,300	Citigroup Inc.	2,203,234
56,700	J.P. Morgan Chase & Co.	2,253,825
118,000	Marshall & Ilsley Corp.	4,948,920
90,000	Morgan Stanley	5,530,500
54,500	Wachovia Corporation	2,988,235
66,000	Wells Fargo & Company	4,115,760
		29,102,203
Basic Materials: Metals & Minning - 2.0%
1,491,942	Gloucester Coal Ltd. (c)	3,653,976
900,000	Macarthur Coal Limited (c)	3,610,018
		7,263,994
Building Products - 0.5%
77,000	Uponor Oyj (c)	1,901,281
Capital Markets - 1.2%
225,000	TD Ameritrade Holding Corp.	4,554,000
Chemicals - 0.4%
36,500	The Dow Chemical Company	1,543,950
Commercial Products & Services - 1.4%
123,000	Certegy, Inc.	5,344,350
Commercial Services - 2.0%
171,580	Healthcare Services Group, Inc.	3,357,821
126,626	McGrath Rentcorp	4,110,280
		7,468,101
Commercial Services & Supplies - 1.0%
3,900	SGS SA (c)	3,657,632
Communications & Media - 0.8%
61,000	Clear Channel Communications, Inc.	1,785,470
25,000	Viacom Inc - Class B (a)	1,037,000
		2,822,470
Communications Equipment - 0.6%
320,000	Telent (a) (c)	2,237,281
Computers & Peripherals - 0.9%
40,000	International Business Machines Corp.	3,252,000
Construction - 0.4%
30,000	JM AB (c)	1,538,694
Consumer Discretionary: Entertainment/Lodging - 7.4%
147,400	Aldila, Inc.	4,442,636
60,000	Carnival Corporation (b)	3,105,600
103,700	Harrah's Entertainment, Inc.	7,632,320
230,000	Hilton Hotels Corporation	5,733,900
108,000	Starwood Hotels & Resorts Worldwide, Inc.	6,567,480
		27,481,936
Consumer Discretionary: Retail - 1.2%
185,000	AB Lindex (a)	2,070,686
125,658	Bassett Furniture Industries, Inc.	2,450,331
		4,521,017
Consumer Durables & Apparel - 0.4%
20,000	Nike, Inc.	1,619,000
Consumer Products & Services - 1.5%
84,000	Alberto-Culver Co.	3,721,200
99,500	Angelica Corporation	1,716,375
		5,437,575
Energy - 6.4%
108,000	Diamond Offshore Drilling, Inc.	9,165,960
50,000	Exxon Mobil Corporation	3,137,500
58,000	GlobalSantaFe Corporation (b)	3,540,900
44,000	Kinder Morgan, Inc.	4,235,000
47,000	Marathon Oil Corporation	3,612,890
		23,692,250
Energy Equipment & Services - 3.7%
90,000	Precision Drilling Tr (b)	3,017,700
25,000	Prosafe ASA (c)	1,176,232
105,600	Rowan Companies, Inc.	4,734,048
112,000	Todco	4,995,200
		13,923,180
Energy/Oil/Gas - 5.1%
31,000	Amerada Hess Corp.	4,798,800
25,000	BP p.l.c. - ADR (b)	1,807,750
40,000	Chevron Corporation	2,375,200
800,000	New Hope Corporation Limited (c)	740,050
65,000	OMI Corp. (b)	1,141,400
75,000	Teekay LNG Partners LP (b)	2,220,000
42,000	Tesoro Petroleum Corp.	3,043,740
89,000	Woodside Petroleum Limitied (c)	3,051,629
		19,178,569
Entertainment - 1.2%
238,700	Regal Entertainment Group - Class A	4,418,337
Financial Services - 3.1%
245,000	Collins Stewart Tullett (c)	2,824,358
109,000	D.Carnegie & Co AB (c)	1,815,686
48,000	The Goldman Sachs Group, Inc.	6,780,000
		11,420,044
Food & Beverages - 1.3%
56,000	PepsiCo, Inc.	3,202,080
124,012	Rocky Mountain Chocolate Factory, Inc.	1,716,326
		4,918,406
Food & Staples Retailing - 3.9%
72,000	Altria Group, Inc.	5,208,480
500,000	Boots Group (c)	5,657,256
135,000	CVS Corp.	3,747,600
		14,613,336
Health Care Services - 0.6%
700,000	Medi-clinic Corp Ltd (a)	2,235,333
Healthcare Services & Supplies - 1.2%
147,400	West Pharmaceutical Services, Inc.	4,500,122
Hospitality - 1.0%
225,000	Cendant Corporation	3,766,500
Industrial Conglomerates - 6.4%
40,000	3M Co.	2,910,000
169,000	General Electric Company	5,534,750
40,000	Ingersoll-Rand Co. (b)	1,570,800
69,700	MSC Industrial Direct Co., Inc.	3,131,621
132,000	Temple-Inland Inc.	6,190,800
55,000	Textron, Inc.	4,645,300
		23,983,271
Insurance - 2.5%
50,000	ACE Ltd. (b)	2,737,500
69,500	Trygvesta AS (a)(c)	3,694,191
40,000	XL Capital Ltd. (b)	2,706,400
		9,138,091
IT Services - 0.3%
30,000	TietoEnator Oyj (c)	1,166,549
Machinery - 1.0%
370,000	Interpump Group S.p.A. (c)	2,508,810
35,000	Wartsila Oyj - Class B (c)	1,146,621
		3,655,431
Manufacturing - Diversified - 1.4%
100,000	Indutrade AB (a)(c)	1,099,538
170,000	Nam Tai Electronics, Inc. (b)	3,972,900
		5,072,438
Medical Supplies - 2.1%
76,750	Meridian Bioscience, Inc.	1,914,145
149,500	PolyMedica Corporation	5,938,140
		7,852,285
Pharmaceuticals - 3.4%
40,250	Alk-Abello A/S (a)(c)	4,776,884
49,000	Johnson & Johnson	2,819,460
30,000	Novartis AG - ADR (b)	1,654,800
70,000	Wyeth	3,237,500
		12,488,644
Real Estate - 0.2%
79,600	Sponda Oyj (c)	827,010
Retail - 0.6%
70,000	Sears Canada, Inc. (c)	1,104,956
30,000	Stockman Oyj Abp - Class B (a)(c)	1,277,371
		2,382,327
Semiconducors - 0.5%
94,000	Intel Corporation	1,999,380
Software - 1.6%
160,000	Microsoft Corporation	4,504,000
10,000	SimCorp A/S (c)	1,318,671
		5,822,671
Technology: Hardware & Software - 0.7%
105,000	American Power Conversion Corporation	2,488,500
Telecommunications - 2.8%
71,000	Anixter International, Inc.	3,286,590
317,500	Consolidated Communications Holdings, Inc.	4,022,725
195,700	Iowa Telecommunications Services Incorporated	3,303,416
		10,612,731
Transportation - 4.4%
32,000	Aker Yards AS (a)(c)	1,572,919
1,500,000	Macquarie Airports (c)	3,537,226
1,200,000	Macquarie Infrastructure Group (c)	3,211,938
266,000	Quintana Maritime Ltd. (b)	2,527,000
132,663	Ship Finance International Limited (b)	2,422,426
13,500	Smit International (c)	1,035,130
57,100	Tsakos Energy Navigation Ltd (b)	2,106,990
		16,413,629
Transportation: Bulk Commodities - 1.6%
297,100	Diana Shipping Inc. (b)	3,461,215
228,000	Dryships Inc. (b)	2,533,080
		5,994,295
Transportation: Oil - 1.5%
289,700	Aries Maritime Transport Ltd. (b)	3,766,100
50,000	Frontline Limited (b)	1,998,500
		5,764,600
Utilities - 9.1%
50,000	AGL Resources, Inc.	1,789,000
60,000	Dominion Resources, Inc.	4,531,800
75,000	Exelon Corp.	4,306,500
113,800	ITC Holdings Corp.	3,095,360
222,300	Macquarie Infrastructure Company Trust	7,269,210
170,000	Pennon Group (c)	3,629,183
126,700	PPL Corporation	3,817,471
105,000	TXU Corp.	5,317,200
		33,755,724
	Total Common Stocks	362,996,537
Short-Term Investments - 0.7%
2,614,862	Fidelity Institutional Government Portfolio	$2,614,862
	Total Short-Term Investments	2,614,862
	Total Investments (Cost $352,294,526) - 98.1%	365,611,399
	Other Assets in Excess of Liabilities - 1.9%	7,156,700
	TOTAL NET ASSETS - 100.0%	$372,768,099

(a)	Non-income producing securities
(b)	Foreign security which trades on U.S. exchange
(c)	Foreign security
ADR	American Depository Receipt

Alpine Dynamic Financial Services Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Shares		Value
Common Stocks - 82.0%
Commercial Banks - 48.2%
1,400	Albemarle First Bank (a)	$21,000
500	BWC Financial Corp.	17,425
3,000	Cardinal Financial Corp.	35,310
1,200	First Community Bank Corporation of America (a)	22,949
10,000	First Security Group, Inc.	107,500
4,290	The Legacy Bank (a)	72,952
3,000	Nexity Financial Corp. (a)	38,760
1,900	Old Point Financial Corp.	54,150
1,100	Placer Sierra Bancshares	29,304
2,388	The South Financial Group, Inc.	62,279
3,000	State Bancorp, Inc.	46,800
1,223	SunTrust Banks, Inc.	87,383
2,000	SVB Financial Group (a)	98,960
750	TowneBank	15,562
2,000	Valley Commerce Bancorp (a)	41,000
1,780	Wachovia Corp.	97,597
1,000	Wintrust Financial Corp.	53,700
		902,631
Diversified Financial Services - 8.0%
2,000	Encore Capital Group, Inc. (a)	37,720
3,000	International Securities Exchange, Inc. (a)	111,450
		149,170
Thrifts & Mortgage Finance - 25.8%
3,000	Berkshire Hills Bancorp, Inc.	99,360
5,000	Central Federal Corp.	38,500
1,520	Cooperative Bankshares, Inc.	31,343
3,000	Dime Community Bancshares	44,370
10,000	Matrix Bancorp, Inc. (a)	233,300
897	Provident Financial Holdings, Inc.	25,896
500	Sound Federal Bancorp, Inc.	9,470
		482,239
	Total Common Stocks	1,534,040
Short-Term Investments - 17.6%
329,972	Fidelity Government Port - I	$329,972
	Total Short-Term Investments	329,972
	Total Investments (Cost $1,756,762) - 99.6%	1,864,012
	Other Assets in Excess of Liabilities - 0.4%	6,644
	TOTAL NET ASSETS - 100.0%	$1,870,656

(a)	Non-income producing security

Tax footnote: [Unless fund counsel instructs otherwise, insert one of the following disclosure highlighted in bold, immediately after your schedule of investments, before Item 2]. You must consistently use the selected disclosure. You may not vary from one disclosure to other on a annual basis.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Dynamic
Balance Fund
Cost of investments	$84,873,487
Gross unrealized appreciation	20,494,873
Gross unrealized depreciation	(2,741,414)
Net unrealized appreciation	$17,753,459

Dynamic
Dividend Fund
Cost of investments	$353,253,210
Gross unrealized appreciation	23,532,674
Gross unrealized depreciation	(11,174,485)
Net unrealized appreciation	$12,358,189

Dynamic Financial**
Services Fund
Cost of investments	$1,756,762
Gross unrealized appreciation	123,961
Gross unrealized depreciation	(16,711)
Net unrealized appreciation	$107,250

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

** Fund commenced operations on November 2, 2005, which is after the Funds’ last fiscal year of October 31, 2005. Therefore, tax adjustments from the previous fiscal year are not available.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Series Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date    03/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date    03/29/2006

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date    03/29/2006

* Print the name and title of each signing officer under his or her signature.